Report of the directors financial review risk report - The consensus Upside scenario (Details) - Consensus Upside scenario allowance for ECL	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
UK | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	11.00%	11.30%
UK | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.00%	3.50%
House price index (%, start-to-peak)	18.20%	24.20%
Inflation rate (YoY % change, min)	3.30%	1.40%
Central bank policy rate (%, min)	4.30%	3.60%
US | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	14.90%	13.60%
US | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.60%	3.60%
House price index (%, start-to-peak)	24.70%	23.60%
Inflation rate (YoY % change, min)	3.60%	1.60%
Central bank policy rate (%, min)	4.40%	3.60%
Hong Kong | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	19.10%	21.40%
Hong Kong | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.70%	2.90%
House price index (%, start-to-peak)	19.80%	25.30%
Inflation rate (YoY % change, min)	2.50%	(0.10%)
Central bank policy rate (%, min)	4.70%	4.00%
Mainland China | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	28.50%	27.50%
Mainland China | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, min)	4.60%	4.90%
House price index (%, start-to-peak)	9.40%	9.80%
Inflation rate (YoY % change, min)	2.20%	(1.00%)
Central bank policy rate (%, min)	3.30%	2.70%
France | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	8.40%	8.90%
France | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, min)	6.60%	6.40%
House price index (%, start-to-peak)	23.30%	22.80%
Inflation rate (YoY % change, min)	2.30%	0.10%
Central bank policy rate (%, min)	2.50%	1.40%
UAE | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	28.90%	28.90%
UAE | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.00%	2.20%
House price index (%, start-to-peak)	24.20%	26.10%
Inflation rate (YoY % change, min)	2.50%	0.60%
Central bank policy rate (%, min)	4.40%	3.60%
Mexico | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	16.40%	13.60%
Mexico | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.00%	3.00%
House price index (%, start-to-peak)	29.00%	31.70%
Inflation rate (YoY % change, min)	4.20%	3.10%
Central bank policy rate (%, min)	8.50%	7.60%